INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments	$ 411	$ 116
Investments in Equity Accounted Investees	$ 6,368	$ 6,229
Alliance
Disclosure of joint ventures [line items]
Ownership Interest at December 31	50.00%	50.00%
Share of Profit from Equity Investments	$ 160	$ 40
Investments in Equity Accounted Investees	2,799	2,776
Aux Sable
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments	102	22
Investments in Equity Accounted Investees	$ 480	$ 449
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31	42.70%	42.70%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31	50.00%	50.00%
Ruby Pipeline
Disclosure of joint ventures [line items]
Ownership Interest at December 31	50.00%	50.00%
Share of Profit from Equity Investments	$ 118	$ 29
Investments in Equity Accounted Investees	$ 1,648	$ 1,516
Veresen Midstream
Disclosure of joint ventures [line items]
Ownership Interest at December 31	45.30%	46.30%
Share of Profit from Equity Investments	$ 26	$ 22
Investments in Equity Accounted Investees	1,324	1,365
Other
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments	5	3
Investments in Equity Accounted Investees	$ 117	$ 123
Other | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31	50.00%	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31	75.00%	75.00%